RELATED PARTY TRANSACTIONS (Details)	6 Months Ended																	6 Months Ended					6 Months Ended						6 Months Ended						6 Months Ended						6 Months Ended						3 Months Ended	6 Months Ended										6 Months Ended
	Jun. 30, 2014 USD ($)		Jun. 30, 2013 USD ($)		Dec. 31, 2013 USD ($)	Jun. 30, 2014 Trading balances with Golar Partners [Member] USD ($)		Dec. 31, 2013 Trading balances with Golar Partners [Member] USD ($)		Jun. 30, 2014 Methane Princess security lease deposit movement [Member] USD ($)		Dec. 31, 2013 Methane Princess security lease deposit movement [Member] USD ($)		Jun. 30, 2014 Sponsor credit facility [Member] USD ($)		Dec. 31, 2013 Sponsor credit facility [Member] USD ($)		Jun. 30, 2014 Golar LNG Partners [Member] USD ($)		Jun. 30, 2013 Golar LNG Partners [Member] USD ($)		Dec. 31, 2013 Golar LNG Partners [Member] USD ($)	Jun. 30, 2014 Frontline [Member] USD ($)		Jun. 30, 2013 Frontline [Member] USD ($)		Dec. 31, 2013 Frontline [Member] USD ($)		Jun. 30, 2014 Ship Finance [Member] USD ($)		Jun. 30, 2013 Ship Finance [Member] USD ($)		Dec. 31, 2013 Ship Finance [Member] USD ($)		Jun. 30, 2014 Seatankers [Member] USD ($)		Jun. 30, 2013 Seatankers [Member] USD ($)		Dec. 31, 2013 Seatankers [Member] USD ($)		Jun. 30, 2014 Seadrill [Domain] USD ($)		Jun. 30, 2013 Seadrill [Domain] USD ($)		Dec. 31, 2013 Seadrill [Domain] USD ($)		Jun. 30, 2014 World Shipholding, Loan [Member] USD ($)	Jun. 30, 2014 World Shipholding, Loan [Member] USD ($)		Jun. 30, 2013 World Shipholding, Loan [Member]	Jun. 30, 2012 World Shipholding, Loan [Member]	Dec. 31, 2013 World Shipholding, Loan [Member] USD ($)		Mar. 31, 2012 World Shipholding, Loan [Member] USD ($)	Feb. 29, 2012 World Shipholding, Loan [Member] USD ($)	Jan. 31, 2012 World Shipholding, Loan [Member] USD ($)	Apr. 30, 2011 World Shipholding, Loan [Member] USD ($)	Jun. 30, 2014 Golar Wilhemsen [Member] USD ($)		Jun. 30, 2013 Golar Wilhemsen [Member] USD ($)		Dec. 31, 2013 Golar Wilhemsen [Member] USD ($)		Oct. 31, 2012 High yield bonds [Domain] USD ($)	Oct. 31, 2012 Norway, Krone High yield bonds [Domain] NOK	Oct. 31, 2012 United States of America, Dollars High yield bonds [Domain] NOK
Related Party Transaction [Line Items]
Management and administrative services revenue (a)	$ 5,178,000	[1]	$ 4,968,000	[1]														$ 1,410,000	[2]	$ 1,393,000	[2]
Ship management fees revenue (b)																		3,768,000	[3]	3,575,000	[3]
Interest income on high-yield bonds (c)																		0	[4]	1,172,000	[4]
Revenue from Related Parties																		5,178,000		6,140,000
Related Party Transaction, Rate																		5.00%
Related Party Transaction, Duration of Notice Required for Contract Termination																		120 days
Debt Instrument, Face Amount																																																																35,000,000	1,300,000,000	227,000,000
Due from (to) related party	(1,302,000)				(50,041,000)	15,533,000	[5]	5,989,000	[5]	(3,883,000)	[6]	(4,257,000)	[6]					31,650,000				1,732,000	(359,000)	[7]			(60,000)	[7]	32,000	[7]			2,000	[7]	(137,000)	[7]			91,000	[7]	195,000	[7]			(74,000)	[7]	0 [8]	0	[8]			(50,000,000)	[8]					(1,033,000)	[9]			0	[9]
Loans and Leases Receivable, Related Parties														20,000,000	[4]	0	[4]
Line of Credit Facility, Maximum Borrowing Capacity, Related Parties																		20,000,000																																				120,000,000	250,000,000	145,000,000	80,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration	310,000,000
Related Party Transaction, Amounts of Transaction	(7,204,000)		(3,244,000)																				(110,000)	[7]	202,000	[7]			41,000	[7]	478,000	[7]			(8,000)	[7]	(2,000)	[7]			103,000	[7]	235,000	[7]														(7,230,000)	[9]	(4,157,000)	[9]
Debt Instrument, Basis Spread on Variable Rate																																																		3.00%	3.50%
Debt Instrument, Description of Variable Rate Basis																																																LIBOR plus 3.0%
Line of Credit Facility, Commitment Fee Percentage																																																0.75%
Proceeds from (Repayments of) Other Long-term Debt																																															$ 50,000,000

[1]	This relates to related party ship management fee and management and administrative fee recharges. Refer to note 15.
[2]	Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.
[3]	Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership’s vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[4]	High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35 million was initially issued to us. We sold our participation in the Partnership's high yield bond in November 2013.
[5]	Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.
[6]	Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.
[7]	We transact business with the following parties, being companies in which World Shipholding and companies associated with World Shipholding have a significant interest: Frontline, Ship Finance, Seatankers and Seadrill. Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities. Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears.
[8]	In April 2011, we entered into a $80 million revolving credit facility with a company related to our major shareholder, World Shipholding. In January, February and May of 2012, the revolving credit facility was amended to $145 million, $250 million and$120 million, respectively without any further changes to the original terms of the facility. In May 2013, the margin on the facility was amended from 3.5% to 3.0%. As of June 30, 2014, we had no borrowings under this facility. The facility is unsecured and bears interest at LIBOR plus 3.0% together with a commitment fee of 0.75% on any undrawn portion of the credit facility. We repaid the $50 million borrowed under the facility in April 2014. This facility was terminated in August 2014.
[9]	Golar Wilhelmsen charged ship management fees to us for the provision of technical management of our and Golar Partners' vessels. Amounts due to Golar Wilhelmsen are included within "Other Current Liabilities" in the balance sheet.